RELATED PARTY BALANCE AND TRANSACTIONS (Details Narrative)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Jan. 31, 2017 ILS (₪)	Jan. 31, 2017 USD ($)
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Additional monthly payment to be paid to related party for devoted time						$ 5,400
Increased additional monthly payment to be paid to related party for devoted time, as a result of acheiving net income before taxes in the Company's first calendar year audited financial statements				$ 10,800
Board of Directors Chairman [Member] | NIS [Member]
Related Party Transaction [Line Items]
Additional monthly payment to be paid to related party for devoted time | ₪					₪ 17,500
Increased additional monthly payment to be paid to related party for devoted time, as a result of acheiving net income before taxes in the Company's first calendar year audited financial statements | ₪			₪ 35,000
Executive Chairman [Member]
Related Party Transaction [Line Items]
Repayment to related party	$ 130,000	$ 123,000